Mineral Property Interests (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Apr. 30, 2021 km²	Dec. 31, 2019 km²	Jul. 20, 2017 km² SquareMeter
Mineral Property Interests (Details) [Line Items]
Project elevation area			40.75		5.42
Acquire interest rate			98.00%	98.00%
Ownership percentage			100.00%
Top of range [Member]
Mineral Property Interests (Details) [Line Items]
Project elevation area			180	140
Bottom of range [Member]
Mineral Property Interests (Details) [Line Items]
Project elevation area			50	13
Silver Sand [Member]
Mineral Property Interests (Details) [Line Items]
Project elevation area					33
Project elevation area (in SquareMeter) | SquareMeter					4,072
Capitalized expenditures (in Dollars) | $	$ 101,652	$ 1,563,502
Carangas [Member]
Mineral Property Interests (Details) [Line Items]
Capitalized expenditures (in Dollars) | $	3,207,085	6,742,906
Bolivian [Member]
Mineral Property Interests (Details) [Line Items]
Ownership percentage			100.00%
Silverstrike [Member]
Mineral Property Interests (Details) [Line Items]
Capitalized expenditures (in Dollars) | $	$ 1,794,259	$ 12,135,175